Acquisitions and divestitures	6 Months Ended
Jun. 30, 2024
Acquisitions And Divestitures
Acquisitions and divestitures

15. Acquisitions and divestitures

		Three-month period ended June 30, 2024		Six-month period ended June 30, 2024
	Reference	Results on disposals of non-current assets	Equity results and other results in associates and joint ventures	Results on disposals of non-current assets	Equity results and other results in associates and joint ventures
PT Vale Indonesia Tbk	15(a)	1,059	-	1,059	-
		1,059	-	1,059	-

		Three-month period ended June 30, 2023		Six-month period ended June 30, 2023
	Reference	Results on disposals of non-current assets	Equity results and other results in associates and joint ventures	Results on disposals of non-current assets	Equity results and other results in associates and joint ventures
Mineração Rio do Norte	15(e)	-	(93)	-	(93)
Companhia Siderúrgica do Pecém	15(f)	-	-	-	37
		-	(93)	-	(56)

a) Divestment on PT Vale Indonesia Tbk (“PTVI”) – PTVI has a contract of work with the government of Indonesia to operate its mining licenses (“Contract of Work”), expiring in December 2025. To extend the period of the mining licenses beyond 2025, PTVI must meet certain requirements under the Contract of Work, including the commitment to meet a threshold of Indonesian participants in its shareholding structure.

In November 2023, the Company signed a Heads of Agreement with PT Mineral Industri Indonesia (“MIND ID”) and Sumitomo Metal Mining Co., Ltd. (“SMM”) regarding the divestment obligation in PTVI. Therefore, since the year ended December 31, 2023, PTVI assets and liabilities were classified as held for sale.

In June 2024, the transaction was concluded, and the Company reduced its interests in PTVI in approximately 10.5%. This divestment was carried out through (i) the issuance of PTVI’s new shares, thereby diluting Vale in 2.1%, and (ii) by the direct sale of 8.4% of Vale’s shares to MIND ID. As a result of the transaction, MIND ID became PTVI's largest shareholder, holding approximately 34.0% of the issued shares, with the Company and SMM holding approximately 33.9% and 11.5%, respectively. The completion of the transaction fulfills the divestment obligations of the Contract of Work and satisfies a key condition for PTVI to extend its mining license until 2035, with potential extension beyond this period subject to certain requirements.

With the transaction, Vale received US$155 for its shares and lost control over PTVI and so, the Company will no longer consolidate PTVI, which will be accounted for as an associate under the equity method due to the significant influence it will retain over PTVI.

As result, the Company recognized a gain of US$1,059 in the income statement for the three-month period ended June 30, 2024, as "Other operating expenses, net". This gain is due to the reclassification of cumulative translation adjustments of US$1,063 and the gain on remeasurement of the interest retained at fair value of the US$657, net of the loss on the reduction in PTVI stake in the amount of US$661. The effects of this transaction are summarized below:

June 28, 2024
Cash consideration received	155
Fair value of 33.9% interest retained (i)	1,910

Effects of the deconsolidation:
Derecognition of net assets of PTVI	(3,697)
Gain on derecognition of noncontrolling shareholders	1,628
Gain on the reclassification of cumulative translation adjustments	1,063
Gain on the transaction recorded in the income statement	1,059

(i) The fair value of the 33.9% retained interest was estimated based on a third-party valuation report. The valuation considered the discounted cash flow method. The key assumptions considered were (i) discount rate of 7.75% with incremental risk premium of around 1.00% on certain assets, (ii) asset life through to 2065, and (iii) range of expected nickel prices from US$/t 17,501 to US$/t 21,000.

Balance sheet of PTVI classified as held for sale

	June 30, 2024	December 31, 2023
Assets
Cash and cash equivalents	-	703
Accounts receivable	-	20
Inventories	-	80
Taxes	-	117
Investments	-	13
Property, plant and equipment	-	2,792
Intangible	-	69
Other assets	-	139
	-	3,933
Liabilities
Suppliers and contractors	-	172
Deferred income taxes	-	213
Other liabilities	-	176
	-	561
Net assets held for sale	-	3,372

b) Strategic partnership in the Energy Transition Metals business – In July 2023, the Company signed a binding agreement with Manara Minerals, a joint venture between Ma’aden and Saudi Arabia’s Public Investment Fund, under which Manara Minerals would make an equity investment in Vale Base Metals Limited (“VBM”), the holding entity for Vale’s Energy Transition Metals Business that was a wholly owned subsidiary. At the same time, Vale and Engine No. 1 entered into another binding agreement for an equity investment in VBM.

In April 2024, the Company concluded the transaction with Manara Minerals to sell 10% of the business for US$2,455, which was fully contributed to VBM thereby diluting Vale to a 90% equity interest, retaining control over VBM. As a result, Vale recognized a gain from the sale in the amount of US$895, of which US$1,514 was attributable to noncontrolling interests recorded in the equity as "Transactions with noncontrolling interests".

Additionally, in April 2024, Vale and Engine No. 1 agreed to not proceed with the transaction, which was discontinued, without any penalties to both parties.

c) Acquisition of Aliança Geração de Energia S.A. (“Aliança Geração”) - Aliança Geração is a joint venture of Vale, which operates hydroelectric and wind power plants in Brazil, in which the Company holds a 55% shareholding. The entity’s power generation asset portfolio consists of seven hydroelectric power plants in the state of Minas Gerais and three wind farms in operation in the states of Rio Grande do Norte and Ceará, Brazil.

In March 2024, the Company entered into a binding agreement with Cemig Geração e Transmissão S.A. ("Cemig GT") for the acquisition of the entire 45% interest held for Cemig GT in Aliança Geração, for US$486 (R$2,700 million). The acquisition of the stake in Aliança Geração will be the first step towards creating an energy platform and, after the acquisition is completed, Vale will seek potential partners for this platform.

This transaction is in line with Vale's strategy of having an energy matrix based on renewable sources in Brazil and contributes to the Company's commitment to decarbonize operations at competitive costs.

Upon closing, which is subject to usual precedent conditions, including the consent of competent bodies, Vale will hold 100% of the shareholding, obtaining control over Aliança Geração, and consolidating its assets, liabilities and results in the Company´s financial statements. The transaction's conclusion is expected for the second half of 2024.

d) Acquisition of equity interest in Anglo American Minério de Ferro Brasil S.A. (“Anglo American Brasil”) – In February 2024, the Company entered into a binding agreement with Anglo American plc for the acquisition of 15% interest in Anglo American Brasil, the company that currently owns the Minas-Rio complex (“Minas-Rio”), in Brazil. Under the terms agreed, Vale will contribute with Serra da Serpentina iron ore resources and a cash contribution of US$157.5, subject to adjustments at the closing date. Additionally, depending on the future iron ore prices, there may be an adjustment in the transaction price and the fair value adjustments of this mechanism will be recognized in the Company's income statements accordingly.

Following completion of the transaction, Vale will receive its pro-rata share of Minas-Rio production and the Company will also have an option to acquire an additional 15% shareholding in Minas-Rio. The option will be exercised at fair value, calculated at the time of exercise.

The closing of the transaction is subject to the usual conditions precedent and expected to occur in 2025. Upon completion of the transaction, Anglo American Brasil will be an associate of Vale and the investment will be accounted for under the equity method.

e) Mineração Rio do Norte S.A. (“MRN”) – In April 2023, Vale signed a binding agreement with Ananke Alumina S.A. to sell its 40% stake in MRN, which has been impaired in full since 2021. Due to certain remaining commitments of the agreement, the Company recognized a provision of US$93 with the corresponding impact in the income statement for the three-month period ended June 30, 2023, as “Equity results and other results in associates and joint ventures”. As a result, in November 2023 the Company concluded the transaction and transferred its shares in MRN to Ananke Alumina S.A.

f) Companhia Siderúrgica do Pecém (“CSP”) – In July 2022, the Company and the other shareholders of CSP signed a binding agreement with ArcelorMittal Brasil S.A. (“ArcelorMittal”) for the sale of CSP. In March 2023, the Company completed the sale of its interest in CSP to ArcelorMittal. Under the terms of the agreement, Vale has received US$1,042 from the buyer and made a cash contribution of US$1,189 to CSP upon closing, which was fully used to prepay the outstanding net debt of CSP as determined by the agreement. In addition, the Company derecognized its financial liability related to the guarantee granted to CSP, leading to a gain of US$37 recognized as “Equity results and other results in associates and joint ventures” for the six-month period ended June 30, 2023.

g) Vale Oman Pelletizing Company LLC (“VOPC”) – In February 2023, OQ Group exercised their option to sell its 30% noncontrolling interest held in VOPC, a subsidiary consolidated by the Company. As a result, in April 2023, the Company completed the transaction and acquired the minority interest previously held by the OQ Group for US$130, resulting in a gain of US$3, recorded in equity as of June 30, 2023, as “Acquisitions and disposals of noncontrolling interests”, since it resulted from a transaction between shareholders. Upon closing, Vale owns 100% of VOPC's share capital.